LEASE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LEASE
Schedule of right of use assets
	March 31, 2021	December 31, 2020

Right-of-use assets	$131,769	$157,379

	As of December 31
	2020	2019

Right-of-use assets	$157,379	$130,794

Schedule of lease liability
	March 31, 2021	December 31, 2020

Current portion	$70,458	$88,537
Non-current portion	61,524	68,961

Total	$131,982	$157,498

	As of December 31
	2020	2019

Current portion	$88,537	$70,375
Non-current portion	68,961	59,983

Total	$157,498	$130,358